Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Deferred Tax Assets [Abstract]
Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$ 134,632	$ 533,757
Less: valuation allowance	(134,632)	(398,659)	$ (406,760)
Deferred tax assets		$ 135,098